Schedule of Investments (unaudited)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$18	$14,598
5.40%, 10/01/48 (Call 04/01/48)	10	8,789
Omnicom Group Inc.
2.60%, 08/01/31 (Call 05/01/31)(a)	22	18,093
3.60%, 04/15/26 (Call 01/15/26)	25	24,101
		65,581
Aerospace & Defense — 3.4%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/24)	75	70,091
2.75%, 02/01/26 (Call 01/01/26)(a)	25	23,645
4.88%, 05/01/25 (Call 04/01/25)	25	24,737
5.04%, 05/01/27 (Call 03/01/27)	105	104,314
5.15%, 05/01/30 (Call 02/01/30)	90	89,052
5.71%, 05/01/40 (Call 11/01/39)	57	56,121
5.81%, 05/01/50 (Call 11/01/49)	65	63,375
5.93%, 05/01/60 (Call 11/01/59)	45	43,650
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	25	22,031
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	59	57,024
5.05%, 04/27/45 (Call 10/27/44)	15	13,768
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	70	65,459
4.03%, 10/15/47 (Call 04/15/47)	48	38,451
5.25%, 05/01/50 (Call 11/01/49)	25	24,083
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	40	24,453
4.13%, 11/16/28 (Call 08/16/28)	105	99,831
4.15%, 05/15/45 (Call 11/16/44)	30	23,864
4.50%, 06/01/42	65	55,906
4.63%, 11/16/48 (Call 05/16/48)	30	25,747
5.15%, 02/27/33 (Call 11/27/32)	30	29,419
6.40%, 03/15/54 (Call 09/15/53)	25	27,015
		982,036
Agriculture — 2.0%
Altria Group Inc.
3.70%, 02/04/51 (Call 08/04/50)	30	19,996
4.40%, 02/14/26 (Call 12/14/25)	41	40,235
4.50%, 05/02/43	30	23,666
4.80%, 02/14/29 (Call 11/14/28)	74	72,245
5.80%, 02/14/39 (Call 08/14/38)(a)	30	29,505
5.95%, 02/14/49 (Call 08/14/48)	55	53,486
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	30	24,348
3.22%, 08/15/24 (Call 06/15/24)	33	32,375
3.56%, 08/15/27 (Call 05/15/27)	39	36,498
4.39%, 08/15/37 (Call 02/15/37)	40	32,261
4.54%, 08/15/47 (Call 02/15/47)	50	36,471
4.74%, 03/16/32 (Call 12/16/31)	15	13,892
5.65%, 03/16/52 (Call 09/16/51)	30	25,606
6.34%, 08/02/30 (Call 06/02/30)	70	71,827
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	8	6,750
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	51	50,131
5.85%, 08/15/45 (Call 02/12/45)	25	22,061
		591,353
Security	Par (000)	Value

Airlines — 0.2%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	$68	$67,590

Apparel — 0.3%
Tapestry Inc.
7.00%, 11/27/26	25	25,237
7.85%, 11/27/33 (Call 08/27/33)	25	25,366
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	10	9,463
2.95%, 04/23/30 (Call 01/23/30)(a)	20	16,175
		76,241
Auto Manufacturers — 2.6%
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 (Call 08/07/33)	200	208,376
General Motors Co.
6.13%, 10/01/25 (Call 09/01/25)	25	25,117
6.25%, 10/02/43	30	28,917
6.60%, 04/01/36 (Call 10/01/35)	50	50,954
6.75%, 04/01/46 (Call 10/01/45)	25	25,345
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	135	123,046
2.35%, 02/26/27 (Call 01/26/27)	90	81,170
2.35%, 01/08/31 (Call 10/08/30)	50	39,748
3.80%, 04/07/25	42	40,832
5.00%, 04/09/27 (Call 03/09/27)	47	46,121
5.85%, 04/06/30 (Call 02/06/30)	30	29,967
6.05%, 10/10/25	60	60,266
		759,859
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	30	18,051
3.25%, 03/01/32 (Call 12/01/31)(a)	10	8,502
4.15%, 05/01/52 (Call 11/01/51)	11	8,051
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	31	28,174
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	7	6,030
		68,808
Banks — 6.2%
Citigroup Inc.
3.88%, 03/26/25	36	35,072
4.13%, 07/25/28	15	14,024
4.45%, 09/29/27	70	66,986
4.60%, 03/09/26	34	33,149
4.75%, 05/18/46	40	33,246
6.63%, 06/15/32	35	36,855
6.68%, 09/13/43	19	19,977
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	15	12,510
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	15	13,162
Deutsche Bank AG/New York NY
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(b)	150	149,099
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(b)	150	152,954
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	71	70,739
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(b)	15	13,957
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(b)	40	40,186
8.25%, 03/01/38	10	11,119

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	$37	$36,030
5.15%, 05/22/45	45	40,885
6.75%, 10/01/37	90	94,459
HSBC Holdings PLC, 6.50%, 05/02/36	100	100,509
Huntington Bancshares Inc./OH, 6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(b)	15	15,032
KeyCorp
2.55%, 10/01/29	15	12,071
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(b)	43	37,272
Morgan Stanley
3.95%, 04/23/27	68	64,547
4.35%, 09/08/26	20	19,369
5.00%, 11/24/25	65	64,273
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	50	47,021
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	75	71,921
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(b)	39	38,674
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (1-day SOFR + 0.787%)(b)	200	196,664
Wells Fargo & Co.
4.10%, 06/03/26	15	14,449
4.30%, 07/22/27	90	86,386
4.75%, 12/07/46	55	45,129
4.90%, 11/17/45	60	50,825
5.61%, 01/15/44	43	39,907
Westpac Banking Corp.
2.96%, 11/16/40	20	12,776
3.13%, 11/18/41	25	16,160
		1,807,394
Beverages — 0.7%
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	38	36,509
3.75%, 05/01/50 (Call 11/01/49)	27	20,034
4.75%, 05/09/32 (Call 02/09/32)	23	21,970
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	48	39,230
3.35%, 03/15/51 (Call 09/15/50)(a)	30	20,382
4.60%, 05/25/28 (Call 02/25/28)	25	24,525
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	30	23,783
5.00%, 05/01/42	15	13,612
		200,045
Biotechnology — 3.6%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	135	124,011
2.30%, 02/25/31 (Call 11/25/30)	155	128,327
2.60%, 08/19/26 (Call 05/19/26)	25	23,419
2.77%, 09/01/53 (Call 03/01/53)	69	41,130
2.80%, 08/15/41 (Call 02/15/41)	75	51,542
3.63%, 05/22/24 (Call 02/22/24)	19	18,808
4.40%, 05/01/45 (Call 11/01/44)	55	45,697
4.66%, 06/15/51 (Call 12/15/50)	80	68,329
5.25%, 03/02/33 (Call 12/02/32)	25	24,717
5.75%, 03/02/63 (Call 09/02/62)	40	39,131
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(a)	37	34,537
Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	$30	$24,671
3.15%, 05/01/50 (Call 11/01/49)	11	7,124
3.25%, 02/15/51 (Call 08/15/50)(a)	28	18,217
4.05%, 09/15/25 (Call 06/15/25)	37	36,055
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	70	56,531
3.50%, 02/01/25 (Call 11/01/24)	36	35,230
3.65%, 03/01/26 (Call 12/01/25)	25	24,190
4.75%, 03/01/46 (Call 09/01/45)	65	58,300
4.80%, 04/01/44 (Call 10/01/43)	65	58,939
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	12	9,532
2.80%, 09/15/50 (Call 03/15/50)	20	12,142
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	37	34,156
1.75%, 09/02/27 (Call 07/02/27)(a)	48	42,030
3.30%, 09/02/40 (Call 03/02/40)	25	17,460
3.55%, 09/02/50 (Call 03/02/50)	15	9,830
		1,044,055
Building Materials — 0.9%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	61	55,953
3.58%, 04/05/50 (Call 10/05/49)	43	30,629
5.90%, 03/15/34 (Call 12/15/33)(c)	25	25,712
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	29	23,008
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	20	13,444
3.50%, 12/15/27 (Call 09/15/27)	60	56,145
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	25	23,655
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	19	16,951
4.50%, 06/15/47 (Call 12/15/46)	7	5,880
		251,377
Chemicals — 2.0%
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	36	34,733
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	20	20,169
6.33%, 07/15/29 (Call 05/15/29)	27	27,501
6.70%, 11/15/33 (Call 08/15/33)	30	31,082
CF Industries Inc., 5.38%, 03/15/44	20	17,942
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	68	55,912
3.60%, 11/15/50 (Call 05/15/50)	40	28,314
4.38%, 11/15/42 (Call 05/15/42)	40	32,657
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	40	39,543
5.42%, 11/15/48 (Call 05/15/48)	35	34,167
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	24	22,971
4.65%, 10/15/44 (Call 04/15/44)	20	16,234
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	16	13,817
4.50%, 10/01/49 (Call 04/01/49)	10	7,271
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	10	7,296
5.00%, 09/26/48 (Call 03/26/48)	5	4,010

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance III LLC
3.80%, 10/01/60 (Call 04/01/60)	$30	$19,498
4.20%, 05/01/50 (Call 11/01/49)	40	29,503
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	30	28,810
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	22	19,066
3.95%, 05/13/50 (Call 11/13/49)	20	14,896
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)(a)	58	54,980
4.50%, 06/01/47 (Call 12/01/46)	30	25,340
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	15	12,589
		598,301
Commercial Services — 0.9%
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	27	23,612
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	33	26,267
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	95	86,069
3.20%, 08/15/29 (Call 05/15/29)	25	22,095
4.15%, 08/15/49 (Call 02/15/49)	25	18,426
Moody’s Corp.
3.75%, 02/25/52 (Call 08/25/51)	10	7,475
4.25%, 08/08/32 (Call 05/08/32)	10	9,342
Quanta Services Inc., 2.35%, 01/15/32 (Call 10/15/31)	25	19,543
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	42	40,102
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)	15	10,636
		263,567
Computers — 1.7%
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)	30	20,013
5.25%, 02/01/28 (Call 01/01/28)	65	65,227
6.02%, 06/15/26 (Call 03/15/26)	47	47,506
8.10%, 07/15/36 (Call 01/15/36)	15	17,607
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	15	14,783
4.90%, 10/15/25 (Call 07/15/25)	58	57,445
6.35%, 10/15/45 (Call 04/15/45)	20	20,348
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	30	28,524
2.65%, 06/17/31 (Call 03/17/31)	25	20,473
4.75%, 01/15/28 (Call 12/15/27)	65	63,860
6.00%, 09/15/41(a)	15	14,999
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	18	16,054
2.70%, 10/15/28 (Call 08/15/28)	15	12,720
4.10%, 10/15/41 (Call 04/15/41)	10	7,036
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	26	24,068
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	55	51,807
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)(a)	15	11,161
		493,631
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)	15	14,961

Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	150	143,914
6.15%, 09/30/30 (Call 07/30/30)	170	171,191
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	46	45,491
Security	Par (000)	Value

Diversified Financial Services (continued)
2.10%, 09/01/28 (Call 07/01/28)	$75	$63,782
2.20%, 01/15/27 (Call 12/15/26)	30	26,945
2.88%, 01/15/26 (Call 12/15/25)(a)	37	34,820
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	25	23,741
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	25	20,449
4.75%, 06/09/27 (Call 05/09/27)(a)	31	29,312
8.00%, 11/01/31	20	21,196
American Express Co., 3.63%, 12/05/24 (Call 11/04/24)	15	14,700
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	75	69,522
3.75%, 03/09/27 (Call 02/09/27)	100	93,260
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	10	7,632
4.10%, 06/15/51 (Call 12/15/50)	10	5,553
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	90	83,668
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	25	19,696
5.88%, 07/21/28 (Call 06/21/28)	25	24,872
6.25%, 01/15/36	15	15,240
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	25	19,607
3.25%, 04/28/50 (Call 10/28/49)	25	16,430
5.95%, 08/15/53 (Call 02/15/53)	15	15,181
Nomura Holdings Inc., 1.85%, 07/16/25	200	187,325
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	27	19,961
4.50%, 07/23/25 (Call 04/24/25)	36	34,548
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	37	33,415
		1,241,451
Electric — 5.9%
AEP Texas Inc.
5.25%, 05/15/52 (Call 11/15/51)	15	13,435
Series I, 2.10%, 07/01/30 (Call 04/01/30)	15	12,127
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	25	20,163
American Electric Power Co. Inc., 5.95%, 11/01/32 (Call 08/01/32)	20	20,462
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	12	11,587
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	20	18,706
5.80%, 03/01/33 (Call 12/01/32)	15	15,053
6.25%, 10/01/39	10	10,077
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	19	13,580
Series C, 3.38%, 04/01/30 (Call 01/01/30)	70	62,217
DTE Energy Co., Series C, 2.53%, 10/01/24(d)	27	26,267
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	80	67,094
3.50%, 06/15/51 (Call 12/15/50)	30	20,463
3.75%, 04/15/24 (Call 01/15/24)	39	38,740
3.75%, 09/01/46 (Call 03/01/46)	38	27,513
5.75%, 09/15/33 (Call 06/15/33)	40	40,519
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	25	26,436
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	19	14,609
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	40	31,989
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	80	73,961
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	54	52,676

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.05%, 04/15/30 (Call 01/15/30)	$26	$24,113
4.70%, 04/15/50 (Call 10/15/49)	20	16,880
5.15%, 03/15/28 (Call 02/15/28)	83	82,907
5.60%, 03/15/53 (Call 09/15/52)	15	14,345
Georgia Power Co.
4.95%, 05/17/33 (Call 11/17/32)	40	38,639
5.13%, 05/15/52 (Call 11/15/51)(a)	25	22,995
Series A, 3.25%, 03/15/51 (Call 09/15/50)	30	20,017
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	115	94,815
4.20%, 06/20/24	39	38,631
4.45%, 06/20/25	27	26,560
5.25%, 02/28/53 (Call 08/28/52)	20	18,188
5.75%, 09/01/25	25	25,019
Pacific Gas and Electric Co.
3.15%, 01/01/26	25	23,572
3.25%, 06/01/31 (Call 03/01/31)	55	45,643
3.45%, 07/01/25	25	23,997
3.50%, 06/15/25 (Call 03/15/25)	25	23,961
3.50%, 08/01/50 (Call 02/01/50)(a)	25	15,737
4.00%, 12/01/46 (Call 06/01/46)	35	23,911
4.55%, 07/01/30 (Call 01/01/30)	50	45,911
4.95%, 07/01/50 (Call 01/01/50)	55	43,845
6.40%, 06/15/33 (Call 03/15/33)	30	30,358
6.75%, 01/15/53 (Call 07/15/52)	23	23,224
Public Service Enterprise Group Inc.
2.45%, 11/15/31 (Call 08/15/31)	17	13,654
5.85%, 11/15/27 (Call 10/15/27)	36	36,745
Sempra Energy
3.40%, 02/01/28 (Call 10/01/27)	47	43,621
4.00%, 02/01/48 (Call 08/01/47)	35	26,708
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	73	69,452
4.40%, 07/01/46 (Call 01/01/46)	40	32,769
5.50%, 03/15/29 (Call 01/15/29)	65	66,002
5.70%, 10/15/32 (Call 04/15/32)	15	15,188
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	35	32,206
WEC Energy Group Inc., 2.20%, 12/15/28 (Call 10/15/28)	33	28,500
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	35	30,152
		1,735,939
Electronics — 0.5%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	24	19,400
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	19	15,493
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	13	12,325
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	10	7,965
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	33	30,867
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	11	9,547
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	20	15,450
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	20	20,263
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	10	8,018
		139,328
Entertainment — 0.8%
Warnermedia Holdings Inc.
3.64%, 03/15/25	50	48,646
4.28%, 03/15/32 (Call 12/15/31)	70	61,717
5.05%, 03/15/42 (Call 09/15/41)	15	12,384
5.14%, 03/15/52 (Call 09/15/51)	125	99,758
Security	Par (000)	Value

Entertainment (continued)
5.39%, 03/15/62 (Call 09/15/61)	$15	$11,937
		234,442
Environmental Control — 0.6%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)(a)	36	28,786
3.38%, 11/15/27 (Call 08/15/27)	61	57,482
Veralto Corp., 5.45%, 09/18/33 (Call 06/18/33)(c)	25	24,843
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	8	6,391
2.95%, 01/15/52 (Call 07/15/51)	20	12,982
3.20%, 06/01/32 (Call 03/01/32)	19	16,325
Waste Management Inc., 4.88%, 02/15/34 (Call 11/15/33)	25	24,513
		171,322
Food — 3.0%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)(a)	15	9,608
4.15%, 03/15/28 (Call 12/15/27)	23	22,094
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	62	53,323
5.40%, 11/01/48 (Call 05/01/48)	20	17,900
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	12	7,727
3.20%, 02/10/27 (Call 11/10/26)	55	51,905
4.00%, 04/17/25 (Call 02/17/25)	37	36,272
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)	100	77,778
6.50%, 12/01/52 (Call 06/01/52)	30	27,834
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	19	14,744
3.50%, 03/15/25	25	24,378
4.38%, 03/15/45	20	16,101
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	33	30,861
4.50%, 04/01/46(a)	7	5,855
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	25	23,727
4.38%, 06/01/46 (Call 12/01/45)	105	85,334
5.00%, 07/15/35 (Call 01/15/35)	15	14,293
6.50%, 02/09/40	18	19,029
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	25	20,589
3.95%, 01/15/50 (Call 07/15/49)	24	18,140
4.45%, 02/01/47 (Call 08/01/46)	13	10,683
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	41	37,316
1.85%, 02/15/31 (Call 11/15/30)	16	12,626
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	26	24,586
2.63%, 09/04/50 (Call 03/04/50)	25	15,359
3.00%, 03/17/32 (Call 12/17/31)	25	21,307
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	20	13,092
3.30%, 07/15/26 (Call 04/15/26)	30	28,489
5.95%, 04/01/30 (Call 01/01/30)	20	20,671
6.60%, 04/01/50 (Call 10/01/49)(a)	25	27,426
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	30	29,690
4.35%, 03/01/29 (Call 12/01/28)	40	37,938

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.10%, 09/28/48 (Call 03/28/48)	$30	$25,304
		881,979
Forest Products & Paper — 0.1%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)	35	28,119

Gas — 0.3%
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	15	11,986
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	45	40,382
4.38%, 05/15/47 (Call 11/15/46)	45	35,964
		88,332
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(c)	30	29,505
6.40%, 04/15/33 (Call 01/15/33)(c)	15	14,758
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/24)	30	28,793
4.85%, 11/15/48 (Call 05/15/48)	15	12,546
		85,602
Health Care - Products — 1.6%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	24	19,780
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	46	41,420
2.54%, 02/01/32 (Call 11/01/31)(a)	30	24,017
3.13%, 12/01/51 (Call 06/01/51)(a)	15	9,442
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	10	9,492
2.65%, 06/01/30 (Call 03/01/30)	12	10,331
4.70%, 03/01/49 (Call 09/01/48)(a)	20	17,825
GE HealthCare Technologies Inc., 5.65%, 11/15/27 (Call 10/15/27)	110	111,369
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)	80	73,680
Koninklijke Philips NV
5.00%, 03/15/42	10	8,545
6.88%, 03/11/38	10	10,545
Revvity Inc., 1.90%, 09/15/28 (Call 07/15/28)(a)	27	22,807
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	16	12,673
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	15	14,064
3.50%, 03/15/26 (Call 12/15/25)	55	52,952
4.63%, 03/15/46 (Call 09/15/45)	25	22,274
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	13	10,567
		471,783
Health Care - Services — 3.1%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	36	35,255
3.88%, 08/15/47 (Call 02/15/47)	15	10,965
4.13%, 11/15/42 (Call 05/15/42)	15	11,722
6.63%, 06/15/36	14	14,959
Centene Corp.
2.63%, 08/01/31 (Call 05/01/31)	60	47,696
4.63%, 12/15/29 (Call 12/15/24)	90	83,665
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	75	69,067
2.38%, 01/15/25 (Call 12/15/24)	36	34,750
2.55%, 03/15/31 (Call 12/15/30)	47	39,169
3.35%, 12/01/24 (Call 10/01/24)	10	9,769
3.60%, 03/15/51 (Call 09/15/50)	80	57,774
Security	Par (000)	Value

Health Care - Services (continued)
4.38%, 12/01/47 (Call 06/01/47)	$30	$25,069
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	65	57,152
3.50%, 07/15/51 (Call 01/15/51)	54	35,328
4.13%, 06/15/29 (Call 03/15/29)	50	46,386
5.25%, 06/15/49 (Call 12/15/48)	35	30,369
5.38%, 02/01/25	65	64,680
5.50%, 06/15/47 (Call 12/15/46)	30	26,937
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)(a)	50	46,773
3.85%, 10/01/24 (Call 07/01/24)	37	36,579
3.95%, 08/15/49 (Call 02/15/49)	35	26,626
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	36	32,810
4.70%, 02/01/45 (Call 08/01/44)	20	17,080
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	31	29,551
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)	20	16,241
2.65%, 01/15/32 (Call 10/15/31)	5	3,926
		910,298
Holding Companies - Diversified — 0.9%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	70	62,677
2.88%, 06/15/28 (Call 04/15/28)	30	25,595
Blackstone Private Credit Fund
3.25%, 03/15/27 (Call 02/15/27)	50	44,409
4.70%, 03/24/25	37	36,086
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	23	19,248
Blue Owl Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	43	39,155
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	25	21,061
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	25	22,212
		270,443
Home Builders — 0.1%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	23	22,528

Home Furnishings — 0.1%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)	20	15,486

Household Products & Wares — 0.1%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	15	11,756
Church & Dwight Co. Inc., 5.00%, 06/15/52 (Call 12/15/51)	15	13,945
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	23	18,632
		44,333
Insurance — 2.4%
Allstate Corp. (The), 5.25%, 03/30/33 (Call 12/30/32)	55	54,030
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	25	20,246
4.80%, 07/10/45 (Call 01/10/45)	15	13,016
5.13%, 03/27/33 (Call 12/27/32)	25	24,300
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	37	31,857
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	70	68,050
3.90%, 02/28/52 (Call 08/28/51)	23	17,276
4.75%, 05/15/45 (Call 11/15/44)	21	18,145
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	20	14,193
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	18	15,250

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.15%, 04/03/30 (Call 01/03/30)	$10	$10,148
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	15	10,852
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	10	7,934
4.95%, 03/17/52 (Call 09/17/51)	15	12,461
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	55	51,560
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	46	43,308
3.85%, 04/05/29 (Call 02/05/29)	30	27,474
4.40%, 04/05/52 (Call 10/05/51)	15	11,659
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	15	11,850
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	26	24,708
5.00%, 04/20/48 (Call 10/20/47)	20	17,545
5.59%, 01/11/33 (Call 10/11/32)	10	9,818
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	25	15,770
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	25	21,199
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	15	12,931
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	18	15,865
2.90%, 09/15/51 (Call 03/15/51)	10	6,178
3.60%, 08/19/49 (Call 02/19/49)	15	10,748
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	10	6,346
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	22	18,426
7.00%, 06/15/40	7	7,231
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	25	16,543
5.00%, 04/05/46	15	12,892
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)(a)	15	10,216
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	12	8,732
4.50%, 09/15/28 (Call 06/15/28)	27	25,894
		704,651
Internet — 0.8%
eBay Inc.
2.70%, 03/11/30 (Call 12/11/29)	25	21,468
3.60%, 06/05/27 (Call 03/05/27)(a)	44	41,961
3.65%, 05/10/51 (Call 11/10/50)	15	10,558
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	25	21,093
3.25%, 02/15/30 (Call 11/15/29)	10	8,818
5.00%, 02/15/26 (Call 11/15/25)	20	19,819
Netflix Inc., 5.88%, 11/15/28	80	82,538
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	32	25,951
		232,206
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29(a)	53	49,804
7.00%, 10/15/39	5	5,144
		54,948
Lodging — 0.4%
Marriott International Inc./MD
5.00%, 10/15/27 (Call 09/15/27)	88	87,556
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	23	23,054
Security	Par (000)	Value

Lodging (continued)
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	$25	$21,225
		131,835
Machinery — 0.5%
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)	15	13,921
3.95%, 05/23/25	31	30,261
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	15	11,788
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	20	16,400
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	29	24,820
3.11%, 02/15/40 (Call 08/15/39)	20	14,925
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28 (Call 06/15/28)	28	27,087
		139,202
Machinery - Diversified — 0.1%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	25	25,278

Manufacturing — 0.7%
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	44	41,451
General Electric Co., 6.75%, 03/15/32	35	38,757
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	41	38,844
3.25%, 06/14/29 (Call 03/14/29)	40	36,561
4.00%, 06/14/49 (Call 12/14/48)	25	20,135
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	30	25,031
		200,779
Media — 3.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)(a)	55	44,763
3.70%, 04/01/51 (Call 10/01/50)	30	18,604
3.85%, 04/01/61 (Call 10/01/60)	45	26,812
3.90%, 06/01/52 (Call 12/01/51)	40	25,586
3.95%, 06/30/62 (Call 12/30/61)	30	18,026
4.40%, 04/01/33 (Call 01/01/33)(a)	60	53,139
4.91%, 07/23/25 (Call 04/23/25)	125	122,952
5.38%, 05/01/47 (Call 11/01/46)	30	24,258
5.75%, 04/01/48 (Call 10/01/47)	62	52,344
6.48%, 10/23/45 (Call 04/23/45)	55	50,899
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	80	74,908
4.00%, 09/15/55 (Call 03/15/55)	35	23,156
5.20%, 09/20/47 (Call 03/20/47)	45	36,341
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	40	38,967
5.48%, 01/25/39 (Call 07/25/38)	20	18,248
5.58%, 01/25/49 (Call 07/25/48)	22	19,522
6.50%, 10/13/33 (Call 07/13/33)	25	25,990
Paramount Global
4.38%, 03/15/43	25	17,022
4.95%, 01/15/31 (Call 11/15/30)(a)	45	40,721
4.95%, 05/19/50 (Call 11/19/49)	25	18,379
5.85%, 09/01/43 (Call 03/01/43)	10	8,234
6.88%, 04/30/36	10	9,553
Thomson Reuters Corp., 5.85%, 04/15/40	5	4,874
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	30	24,830
6.55%, 05/01/37	20	18,878

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.75%, 06/15/39	$35	$33,269
7.30%, 07/01/38	15	15,004
		865,279
Mining — 0.5%
Barrick North America Finance LLC, 5.70%, 05/30/41	30	29,852
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/24)	33	30,899
5.40%, 11/14/34 (Call 05/14/34)	10	9,464
5.45%, 03/15/43 (Call 09/15/42)	20	17,930
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	36	29,337
4.88%, 03/15/42 (Call 09/15/41)	30	27,285
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	15	12,112
		156,879
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28 (Call 10/01/28)	44	38,956

Oil & Gas — 3.0%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)	10	9,063
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	30	28,522
6.25%, 03/15/38	15	15,014
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	25	17,267
6.75%, 11/15/39(a)	8	8,217
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	20	15,465
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	24	22,298
5.00%, 06/15/45 (Call 12/15/44)	15	12,606
5.60%, 07/15/41 (Call 01/15/41)	15	13,827
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	60	54,305
4.25%, 03/15/52 (Call 09/15/51)	20	15,135
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)	38	38,129
Hess Corp.
5.60%, 02/15/41(a)	30	30,112
7.30%, 08/15/31	32	36,118
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	23	22,060
5.20%, 06/01/45 (Call 12/01/44)	10	8,330
6.60%, 10/01/37	10	10,146
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	75	74,099
6.50%, 03/01/41 (Call 09/01/40)	25	25,682
Occidental Petroleum Corp.
6.60%, 03/15/46 (Call 09/15/45)(a)	30	30,683
7.50%, 05/01/31	50	54,079
8.88%, 07/15/30 (Call 01/15/30)(a)	30	34,269
Ovintiv Inc., 6.50%, 08/15/34	20	20,328
Phillips 66, 4.88%, 11/15/44 (Call 05/15/44)	30	27,057
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	30	26,508
4.95%, 12/01/27 (Call 11/01/27)	25	24,708
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	112	102,924
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	30	21,030
6.80%, 05/15/38	25	26,171
Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)(a)	$30	$24,531
3.65%, 12/01/51 (Call 06/01/51)	15	10,251
6.63%, 06/15/37	15	15,715
		874,649
Oil & Gas Services — 0.3%
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	25	21,508
4.85%, 11/15/35 (Call 05/15/35)	15	14,221
5.00%, 11/15/45 (Call 05/15/45)	35	31,791
7.45%, 09/15/39	10	11,791
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	10	8,965
3.95%, 12/01/42 (Call 06/01/42)	15	10,740
		99,016
Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	30	24,504
Packaging Corp. of America, 3.05%, 10/01/51 (Call 04/01/51)	15	9,498
Sonoco Products Co., 2.85%, 02/01/32 (Call 11/01/31)	28	22,891
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	15	12,311
3.75%, 03/15/25 (Call 01/15/25)	31	30,181
4.90%, 03/15/29 (Call 12/15/28)(a)	15	14,717
		114,102
Pharmaceuticals — 4.5%
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	34	27,259
3.36%, 06/06/24 (Call 04/06/24)	37	36,532
3.79%, 05/20/50 (Call 11/20/49)(a)	15	11,267
4.67%, 06/06/47 (Call 12/06/46)	20	17,452
4.69%, 02/13/28 (Call 01/13/28)	41	40,415
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	25	23,608
4.37%, 06/15/47 (Call 12/15/46)	10	8,042
Cencora Inc.
2.80%, 05/15/30 (Call 02/15/30)	20	17,161
4.30%, 12/15/47 (Call 06/15/47)	20	16,774
Cigna Group (The)
3.40%, 03/15/51 (Call 09/15/50)	43	29,421
4.13%, 11/15/25 (Call 09/15/25)	98	95,633
4.38%, 10/15/28 (Call 07/15/28)	103	99,309
4.80%, 07/15/46 (Call 01/16/46)	50	44,120
5.40%, 03/15/33 (Call 12/15/32)	55	54,880
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	25	21,708
2.13%, 09/15/31 (Call 06/15/31)	35	27,733
3.88%, 07/20/25 (Call 04/20/25)	65	63,382
4.30%, 03/25/28 (Call 12/25/27)	55	53,207
4.78%, 03/25/38 (Call 09/25/37)	75	67,298
5.00%, 02/20/26 (Call 01/20/26)	36	35,563
5.05%, 03/25/48 (Call 09/25/47)	105	92,052
5.13%, 02/21/30 (Call 12/21/29)	55	54,219
5.25%, 02/21/33 (Call 11/21/32)	48	47,152
5.63%, 02/21/53 (Call 08/21/52)	69	65,230
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	75	68,759
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	30	22,808
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	25	23,765

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	$25	$23,829
Viatris Inc.
2.70%, 06/22/30 (Call 03/22/30)	35	28,395
4.00%, 06/22/50 (Call 12/22/49)	25	16,210
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	42	34,723
4.70%, 02/01/43 (Call 08/01/42)	30	26,866
5.40%, 11/14/25 (Call 10/14/25)	30	29,977
		1,324,749
Pipelines — 6.8%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	25	21,580
5.95%, 06/01/26 (Call 03/01/26)	18	18,067
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	19	14,508
5.13%, 06/30/27 (Call 01/01/27)	40	39,601
5.88%, 03/31/25 (Call 10/02/24)	25	24,990
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	35	28,740
5.95%, 06/30/33 (Call 12/30/32)(c)	25	24,836
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	25	19,455
3.50%, 06/10/24 (Call 03/10/24)	25	24,694
4.00%, 11/15/49 (Call 05/15/49)	25	18,555
5.70%, 03/08/33 (Call 12/08/32)	50	49,947
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	53	47,525
4.15%, 09/15/29 (Call 06/15/29)	26	24,104
4.75%, 01/15/26 (Call 10/15/25)	50	49,151
5.00%, 05/15/44 (Call 11/15/43)	42	34,824
5.00%, 05/15/50 (Call 11/15/49)	40	33,733
5.15%, 03/15/45 (Call 09/15/44)	30	25,916
5.50%, 06/01/27 (Call 03/01/27)	66	65,938
5.75%, 02/15/33 (Call 11/15/32)	25	24,883
6.25%, 04/15/49 (Call 10/15/48)	29	28,577
6.55%, 12/01/33 (Call 09/01/33)	30	31,401
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	34	30,312
6.95%, 01/15/38(a)	35	37,009
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	36	32,628
3.60%, 02/15/51 (Call 08/15/50)	40	27,081
4.30%, 06/01/25 (Call 03/01/25)	87	85,467
5.20%, 06/01/33 (Call 03/01/33)	25	23,901
5.55%, 06/01/45 (Call 12/01/44)	35	31,613
7.75%, 01/15/32	15	16,650
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	25	17,697
4.25%, 09/15/46 (Call 03/15/46)	25	18,566
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	57	52,548
2.65%, 08/15/30 (Call 05/15/30)	50	41,746
4.50%, 04/15/38 (Call 10/15/37)	35	29,713
5.50%, 02/15/49 (Call 08/15/48)	40	36,332
5.65%, 03/01/53 (Call 09/01/52)	30	27,900
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	34	32,339
5.20%, 07/15/48 (Call 01/15/48)	40	35,122
5.85%, 01/15/26 (Call 12/15/25)	20	20,159
6.10%, 11/15/32 (Call 08/15/32)	35	35,663
Security	Par (000)	Value

Pipelines (continued)
6.35%, 01/15/31 (Call 10/15/30)	$10	$10,305
6.63%, 09/01/53 (Call 03/01/53)	25	26,264
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	35	31,162
5.15%, 06/01/42 (Call 12/01/41)	16	13,457
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (Call 11/15/29)	50	47,076
5.63%, 03/01/25 (Call 12/01/24)	52	51,954
Spectra Energy Partners LP, 4.50%, 03/15/45 (Call 09/15/44)	25	20,078
Targa Resources Corp.
4.20%, 02/01/33 (Call 12/01/32)	30	26,451
6.13%, 03/15/33 (Call 12/15/32)	15	15,210
6.25%, 07/01/52 (Call 01/01/52)	20	19,379
6.88%, 01/15/29 (Call 01/15/24)(a)	60	60,871
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	42	33,764
4.25%, 05/15/28 (Call 02/15/28)	20	19,043
5.10%, 03/15/49 (Call 09/15/48)	30	26,646
6.20%, 10/15/37	25	25,262
7.63%, 01/15/39	26	29,598
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	24	25,008
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	30	27,155
5.25%, 02/01/50 (Call 08/01/49)	30	24,995
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	55	45,313
3.50%, 10/15/51 (Call 04/15/51)	20	13,495
3.75%, 06/15/27 (Call 03/15/27)	25	23,696
5.10%, 09/15/45 (Call 03/15/45)	30	26,659
5.40%, 03/02/26	25	24,959
6.30%, 04/15/40	25	25,392
		1,976,663
Real Estate — 0.0%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	15	11,992

Real Estate Investment Trusts — 4.5%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	58	43,774
4.00%, 02/01/50 (Call 08/01/49)	10	7,293
5.15%, 04/15/53 (Call 10/15/52)(a)	20	17,871
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	10	8,573
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	25	23,980
3.10%, 06/15/50 (Call 12/15/49)	65	41,039
3.38%, 10/15/26 (Call 07/15/26)	72	67,905
3.80%, 08/15/29 (Call 05/15/29)	110	100,973
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	20	18,131
2.90%, 03/15/30 (Call 12/15/29)	45	36,124
3.25%, 01/30/31 (Call 10/30/30)	30	24,319
3.65%, 02/01/26 (Call 11/03/25)	25	23,650
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	20	15,770
4.13%, 06/15/26 (Call 03/15/26)	26	24,883
Crown Castle Inc., 2.90%, 04/01/41 (Call 10/01/40)	34	22,869
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	145	135,004
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	10	8,554

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	$60	$56,506
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	31	28,238
2.15%, 07/15/30 (Call 04/15/30)(a)	60	48,598
2.95%, 09/15/51 (Call 03/15/51)(a)	17	10,278
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)(a)	20	15,927
Extra Space Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	25	19,665
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	10	7,696
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	15	14,354
5.75%, 06/01/28 (Call 03/03/28)	26	25,684
Healthcare Realty Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	54	50,341
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	35	29,849
3.00%, 01/15/30 (Call 10/15/29)	27	23,182
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/16/29)	15	12,910
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	36	30,742
Kimco Realty Corp.
2.70%, 10/01/30 (Call 07/01/30)	30	24,894
3.30%, 02/01/25 (Call 12/01/24)	10	9,722
Kimco Realty OP LLC, 6.40%, 03/01/34 (Call 12/01/33)	10	10,364
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	25	19,074
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	25	19,503
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	39	36,444
VICI Properties LP
4.38%, 05/15/25	56	54,544
4.75%, 02/15/28 (Call 01/15/28)	45	42,719
5.63%, 05/15/52 (Call 11/15/51)	12	10,337
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	25	20,246
4.00%, 06/01/25 (Call 03/01/25)	10	9,755
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	25	21,228
2.80%, 06/01/31 (Call 03/01/31)	20	16,682
4.95%, 09/01/48 (Call 03/01/48)	11	9,572
Weyerhaeuser Co., 7.38%, 03/15/32	20	22,155
		1,321,921
Retail — 3.5%
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)(a)	10	8,425
AutoZone Inc.
4.75%, 08/01/32 (Call 05/01/32)	23	21,763
4.75%, 02/01/33 (Call 11/01/32)	25	23,531
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	24	19,217
Dick’s Sporting Goods Inc., 4.10%, 01/15/52
(Call 07/15/51)	10	6,666
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	22	19,611
4.13%, 04/03/50 (Call 10/03/49)	15	10,968
5.45%, 07/05/33 (Call 04/05/33)	25	24,349
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	46	44,791
4.20%, 05/15/28 (Call 02/15/28)	20	19,013
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	20	15,970
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)(a)	51	40,678
Security	Par (000)	Value

Retail (continued)
2.50%, 04/15/26 (Call 01/15/26)	$65	$61,207
3.70%, 04/15/46 (Call 10/15/45)	45	33,131
4.25%, 04/01/52 (Call 10/01/51)	40	31,460
4.80%, 04/01/26 (Call 03/01/26)	50	49,578
5.00%, 04/15/33 (Call 01/15/33)(a)	30	29,309
5.80%, 09/15/62 (Call 03/15/62)	25	24,126
5.85%, 04/01/63 (Call 10/01/62)	30	28,974
McDonald’s Corp.
3.30%, 07/01/25 (Call 06/15/25)	36	34,936
3.38%, 05/26/25 (Call 02/26/25)	25	24,339
3.60%, 07/01/30 (Call 04/01/30)	60	55,308
3.63%, 09/01/49 (Call 03/01/49)	40	29,792
3.70%, 01/30/26 (Call 10/30/25)	25	24,303
4.88%, 12/09/45 (Call 06/09/45)	32	29,159
4.95%, 08/14/33 (Call 05/14/33)	25	24,756
5.45%, 08/14/53 (Call 02/14/53)	25	24,589
6.30%, 03/01/38	20	21,898
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	50	46,860
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	35	29,880
3.00%, 02/14/32 (Call 11/14/31)	5	4,312
3.50%, 11/15/50 (Call 05/15/50)	36	25,939
4.45%, 08/15/49 (Call 02/15/49)	21	17,736
4.75%, 02/15/26 (Call 01/15/26)	68	67,541
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)	25	24,442
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	25	23,569
4.80%, 11/18/44 (Call 05/18/44)	15	11,131
		1,033,257
Semiconductors — 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/27 (Call 10/15/26)	40	38,410
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	105	86,300
3.14%, 11/15/35 (Call 08/15/35)(c)	50	38,833
3.42%, 04/15/33 (Call 01/15/33)(c)	105	88,155
3.47%, 04/15/34 (Call 01/15/34)(c)	10	8,308
3.50%, 02/15/41 (Call 08/15/40)(c)	50	37,315
3.75%, 02/15/51 (Call 08/15/50)(c)	10	7,270
4.00%, 04/15/29 (Call 02/15/29)(c)	50	46,840
4.93%, 05/15/37 (Call 02/15/37)(c)	10	9,141
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	22	18,408
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/24)	31	30,207
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	15	10,017
4.66%, 02/15/30 (Call 11/15/29)	64	60,559
6.75%, 11/01/29 (Call 09/01/29)	31	32,491
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)	10	8,064
3.25%, 05/11/41 (Call 11/11/40)	15	10,679
3.25%, 11/30/51 (Call 05/30/51)	5	3,266
3.88%, 06/18/26 (Call 04/18/26)	21	20,193
4.30%, 06/18/29 (Call 03/18/29)	31	29,226
5.00%, 01/15/33 (Call 10/15/32)	25	23,864
		607,546

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	$25	$24,339

Software — 4.5%
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	26	21,262
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)(a)	29	23,843
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	20	12,893
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	62	56,626
3.10%, 03/01/41 (Call 09/01/40)	15	10,482
5.10%, 07/15/32 (Call 04/15/32)(a)	10	9,842
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	49	46,558
3.50%, 07/01/29 (Call 04/01/29)(a)	65	59,357
4.40%, 07/01/49 (Call 01/01/49)	25	20,524
5.63%, 08/21/33 (Call 05/21/33)	30	30,167
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	41	37,808
2.50%, 04/01/25 (Call 03/01/25)	79	75,876
2.65%, 07/15/26 (Call 04/15/26)	25	23,424
2.88%, 03/25/31 (Call 12/25/30)	155	132,486
2.95%, 05/15/25 (Call 02/15/25)	50	48,209
2.95%, 04/01/30 (Call 01/01/30)	25	21,883
3.60%, 04/01/40 (Call 10/01/39)	90	68,388
3.60%, 04/01/50 (Call 10/01/49)	10	6,982
3.65%, 03/25/41 (Call 09/25/40)	75	56,670
3.85%, 04/01/60 (Call 10/01/59)	105	72,137
3.95%, 03/25/51 (Call 09/25/50)	60	44,322
4.00%, 07/15/46 (Call 01/15/46)	10	7,603
4.10%, 03/25/61 (Call 09/25/60)	35	25,230
4.30%, 07/08/34 (Call 01/08/34)	25	22,531
4.50%, 05/06/28 (Call 04/06/28)	70	68,348
5.55%, 02/06/53 (Call 08/06/52)	10	9,426
6.50%, 04/15/38	55	58,717
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	56	51,783
1.40%, 09/15/27 (Call 07/15/27)	36	31,473
1.75%, 02/15/31 (Call 11/15/30)	13	10,236
Take-Two Interactive Software Inc., 3.55%, 04/14/25	18	17,524
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	105	100,077
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	37	35,127
		1,317,814
Telecommunications — 9.9%
AT&T Inc.
1.70%, 03/25/26 (Call 03/25/24)	30	27,730
2.30%, 06/01/27 (Call 04/01/27)	145	131,923
2.55%, 12/01/33 (Call 09/01/33)	25	19,418
2.75%, 06/01/31 (Call 03/01/31)	125	105,104
3.50%, 06/01/41 (Call 12/01/40)	30	22,231
3.50%, 09/15/53 (Call 03/15/53)	169	112,525
3.55%, 09/15/55 (Call 03/15/55)	25	16,474
3.65%, 06/01/51 (Call 12/01/50)	25	17,374
3.65%, 09/15/59 (Call 03/15/59)	140	92,345
3.80%, 12/01/57 (Call 06/01/57)	80	54,735
4.25%, 03/01/27 (Call 12/01/26)	25	24,361
4.50%, 05/15/35 (Call 11/15/34)	95	85,911
4.50%, 03/09/48 (Call 09/09/47)	30	24,435
5.40%, 02/15/34 (Call 11/15/33)	15	14,826
Bell Telephone Co. of Canada or Bell Canada (The)
4.46%, 04/01/48 (Call 10/01/47)	35	29,260
Security	Par (000)	Value

Telecommunications (continued)
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	$15	$10,705
British Telecommunications PLC, 9.63%, 12/15/30	40	48,345
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	25	19,767
5.45%, 11/15/79 (Call 05/15/79)	12	10,483
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	57	67,348
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	15	12,321
4.60%, 02/23/28 (Call 11/23/27)	17	16,608
5.60%, 06/01/32 (Call 03/01/32)	11	10,848
Orange SA
5.38%, 01/13/42	20	18,909
9.00%, 03/01/31	35	42,223
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)	71	65,964
3.63%, 12/15/25 (Call 09/15/25)	30	28,791
3.70%, 11/15/49 (Call 05/15/49)	55	38,110
5.00%, 03/15/44 (Call 09/15/43)	50	42,728
Sprint Capital Corp., 6.88%, 11/15/28	92	97,267
Telefonica Emisiones SA, 7.05%, 06/20/36	25	27,069
Telefonica Europe BV, 8.25%, 09/15/30	50	57,337
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	25	20,444
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	57	52,493
2.55%, 02/15/31 (Call 11/15/30)	85	70,435
3.00%, 02/15/41 (Call 08/15/40)	55	38,784
3.30%, 02/15/51 (Call 08/15/50)	55	36,857
3.40%, 10/15/52 (Call 04/15/52)	10	6,719
3.50%, 04/15/25 (Call 03/15/25)	25	24,313
3.50%, 04/15/31 (Call 04/15/26)	25	22,000
3.60%, 11/15/60 (Call 05/15/60)	40	26,650
3.75%, 04/15/27 (Call 02/15/27)	85	81,040
3.88%, 04/15/30 (Call 01/15/30)	135	123,878
4.50%, 04/15/50 (Call 10/15/49)	60	49,688
5.05%, 07/15/33 (Call 04/15/33)	30	29,037
5.65%, 01/15/53 (Call 07/15/52)	20	19,439
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	148	136,029
1.68%, 10/30/30 (Call 07/30/30)	80	63,388
2.36%, 03/15/32 (Call 12/15/31)	25	19,945
2.55%, 03/21/31 (Call 12/21/30)	131	108,476
2.88%, 11/20/50 (Call 05/20/50)	25	15,804
2.99%, 10/30/56 (Call 04/30/56)	80	49,087
3.40%, 03/22/41 (Call 09/22/40)	70	52,873
3.55%, 03/22/51 (Call 09/22/50)	110	79,005
3.70%, 03/22/61 (Call 09/22/60)	45	31,833
4.33%, 09/21/28	106	102,254
4.86%, 08/21/46	55	49,106
5.05%, 05/09/33 (Call 02/09/33)	55	54,043
Vodafone Group PLC
4.38%, 05/30/28(a)	55	53,867
5.25%, 05/30/48(a)	40	36,524
5.75%, 02/10/63 (Call 08/10/62)	33	31,263
6.15%, 02/27/37	20	20,569
		2,899,318
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	35	32,693

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 1.7%
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	$40	$33,187
3.10%, 12/02/51 (Call 06/02/51)(a)	30	20,057
3.50%, 05/01/50 (Call 11/01/49)	15	10,652
6.13%, 09/15/2115 (Call 03/15/2115)	15	15,178
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)(a)	35	20,560
4.25%, 03/15/29 (Call 12/15/28)	95	91,966
4.25%, 11/01/66 (Call 05/01/66)	25	19,531
4.30%, 03/01/48 (Call 09/01/47)	30	24,707
4.50%, 11/15/52 (Call 05/15/52)	5	4,277
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	65	58,618
3.25%, 05/15/41 (Call 11/15/40)(a)	30	21,800
4.75%, 11/15/45 (Call 05/15/45)	25	21,542
5.25%, 05/15/50 (Call 11/15/49)	30	27,855
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	65	41,994
3.16%, 05/15/55 (Call 11/15/54)	25	15,994
4.45%, 03/01/33 (Call 12/01/32)	30	28,234
5.35%, 08/01/54 (Call 02/01/54)	5	4,777
Ryder System Inc., 5.25%, 06/01/28 (Call 05/01/28)	25	24,866
		485,795
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	10	6,050
4.00%, 06/30/30 (Call 03/30/30)	25	22,415
		28,465
Water — 0.1%
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	10	6,536
5.30%, 05/01/52 (Call 11/01/51)	10	8,851
		15,387
Total Long-Term Investments — 96.8%
(Cost: $31,274,838)		28,343,903
Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	1,456,972	$1,457,701
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(e)(f)	610,000	610,000

Total Short-Term Securities — 7.1%
(Cost: $2,066,862)		2,067,701

Total Investments — 103.9%
(Cost: $33,341,700)		30,411,604

Liabilities in Excess of Other Assets — (3.9)%		(1,143,477)

Net Assets — 100.0%		$29,268,127

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,369,056	$88,823	(a)	$—		$220	$(398)	$1,457,701	1,456,972	$5,524	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	690,000	—		(80,000	)(a)	—	—	610,000	610,000	33,053		—
						$220	$(398)	$2,067,701		$38,577		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$28,343,903	$—	$28,343,903
Short-Term Securities
Money Market Funds	2,067,701	—	—	2,067,701
	$2,067,701	$28,343,903	$—	$30,411,604

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate